Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 11,068,153	$ 12,272,444	$ 9,640,720	$ 15,116,531	$ 38,027,509
Accounts receivable, net of reserves for uncollectable accounts of $64,824 and $92,863, respectively	612,964	505,074		308,551
Prepaid expenses and other current assets	383,477	434,444		474,029
Current assets of discontinued operations	231,978	231,978		1,248,569
Current assets held for sale				5,315,107
Total Current Assets	12,296,572	13,443,940		22,462,787
Property and equipment, net	13,829,221	15,252,357		21,235,384
Intangible assets, net	3,234,606	3,652,490		1,273,030
Goodwill	1,674,281	1,674,281		1,674,281
Other assets	380,493	369,769		384,357
Total Assets	31,415,173	34,392,837		47,029,839
Current Liabilities
Accounts payable	174,767	323,625		877,134
Accrued expenses	1,330,909	911,210		1,629,218
Deferred revenues	1,114,660	1,161,520		1,486,754
Current maturities of capital lease obligations	665,874	791,009		992,690
Current liabilities of discontinued operations	1,168,747	1,240,000		3,907,368
Deferred rent	130,154	110,738		63,012
Long-term debt, net of debt discounts and deferred financing costs of $1,803,742	32,099,766	31,487,253
Total Current Liabilities	36,684,877	36,025,355		8,956,176
Long-Term Liabilities
Long-term debt, net of debt discounts and deferred financing costs of $3,744,941				33,003,962
Capital lease obligations, net of current maturities	29,038	158,703		932,826
Other	1,015,137	1,062,237		1,591,188
Total Long-Term Liabilities	1,044,175	1,220,940		35,527,976
Total Liabilities	37,729,052	37,246,295		44,484,152
Commitments (Note 15)
Stockholders' (Deficit)/Equity
Common stock, par value $0.001; 200,000,000 shares authorized; 18,327,263 and 3,342,391 shares issued and outstanding as of December 31, 2016 and 2015, respectively	20,779	18,327		3,343
Additional paid-in-capital	174,133,626	173,782,939		158,761,075
Accumulated deficit	(180,468,287)	(176,655,227)		(156,218,731)
Total Stockholders' (Deficit)/Equity	(6,313,879)	(2,853,458)		2,545,687	$ 41,962,027
Total Liabilities and Stockholders' (Deficit)/Equity	31,415,173	34,392,837		47,029,839
Series A Preferred Stock [Member]
Stockholders' (Deficit)/Equity
Preferred stock
Series B Convertible Preferred Stock [Member]
Stockholders' (Deficit)/Equity
Preferred stock
Series C Convertible Preferred Stock [Member]
Stockholders' (Deficit)/Equity
Preferred stock
Series D Convertible Preferred Stock [Member]
Stockholders' (Deficit)/Equity
Preferred stock	2	2
Series E Convertible Preferred Stock [Member]
Stockholders' (Deficit)/Equity
Preferred stock		500
Series F Convertible Preferred Stock [Member]
Stockholders' (Deficit)/Equity
Preferred stock	$ 1	$ 1